Loans and Allowance for Loan Losses (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loan and Lease Receivables, Impaired [Abstract]
Non-accrual loans	$ 5,672	$ 3,429
Performing TDRs	4,684	5,715
Total impaired loans	$ 10,356	$ 9,144